VARIABLE INTEREST ENTITIES AND VOTING INTEREST ENTITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
VARIABLE INTEREST ENTITIES AND VOTING INTEREST ENTITIES

13. VARIABLE INTEREST ENTITIES AND VOTING INTEREST ENTITIES

On January 26, 2022, DVSL was created in order to construct, own, operate and maintain variable data centers in order to support the mining of cryptocurrency assets, batch processing and other non-crypto related activities (collectively, the “Project”). On May 3, 2022, SCI entered into a Bilateral Master Contribution Agreement (the “Bilateral Contribution Agreement”) with Spring Lane Capital, pursuant to which Spring Lane agreed, pursuant to the terms and conditions of such agreement, to make one or more capital contributions to, and in exchange for equity in, SCI or one of its subsidiaries up to an aggregate amount of $35 million to fund certain projects to develop green data centers co-located with renewable energy assets (the “Spring Lane Commitment”).

On August 5, 2022, the Company entered into a Contribution Agreement (the “Dorothy Contribution Agreement”) with Spring Lane, Soluna DV Devco, LLC (“Devco”), an indirect wholly owned subsidiary of SCI, and DVSL an entity formed in order to further the Company’s development for Project Dorothy, (each, a “Party” and, together, the “Parties”). Pursuant to the Dorothy Contribution Agreement, the Company committed to a capital contribution of up to approximately $26.3 million to DVSL (the “Company Commitment”), and on August 5, 2022, the Company was deemed to have contributed approximately $8.1 million, through payment of capital expenditures and development costs made on behalf of DVSL by the Company prior to August 5, 2022. Further under the Agreement, Spring Lane committed to a capital contribution of up to $12.5 million to DVSL (the “Spring Lane Dorothy Commitment”), and as of December 31, 2022, Spring Lane had actually contributed approximately $4.8 million. Under the Dorothy Contribution Agreement, the Company and Spring Lane have committed to make subsequent contributions, up to their respective Company Commitment and Spring Lane Dorothy Commitment amounts, on a pro rata basis, upon receipt of a contribution request from DVSL, as set forth in the Dorothy Contribution Agreement and subject to the satisfaction of certain conditions described therein. The proceeds of any subsequent commitments will be applied to pay project costs in accordance with the project budget.

In exchange for their contributions, the Company and Spring Lane were issued 67.8% and 32.2% of the Class B Membership Interests in DVSL, respectively, and were admitted as Class B members of DVSL. Further pursuant to the Agreement, DVSL issued 100% of its Class A Membership Interests to Devco.

The Company evaluated this legal entity under ASC 810, Consolidations and determined that DVSL is a variable interest entity (“VIE”) that should be consolidated into the Company, with a non-controlling interest recorded to account for Spring Lane’s equity ownership of the Company. The Company has a variable interest in DVSL. The entity was designed by the Company to create an entity for outside investors to invest in specific projects. The creation of this entity resulted in the Company, through its equity interest in DVSL, absorbing operational risk that the entity was created to create and distribute, resulting in the Company having a variable interest in DVSL.

On March 10, 2023, the Company along with Devco, and Soluna DVSL ComputeCo, LLC, a Delaware limited liability company (the “Project Company”) entered into a Purchase and Sale Agreement (the “Purchase and Sale Agreement”) with Soluna SLC Fund I Projects Holdco, LLC, a Delaware limited liability company (“Spring Lane”) that is wholly owned indirectly by Spring Lane Management LLC. The Project Company was constructing a modular data center with a peak demand of 25 megawatts (the “Dorothy Phase 1A Facility”).

Under a series of transactions in February 2023 and March 2023, culminating in the March 10, 2023 Purchase and Sale Agreement, the Company sold to Spring Lane certain Class B Membership Interests for a purchase price of $7.5 million (the “Sale”). After giving effect to the Sale, the Company owned 6,790,537 Class B Membership Interests (constituting 14.6% of the Class B Membership Interests) and Spring Lane owns 39,791,988 Class B Membership Interests (constituting 85.4% of the Class B Membership Interests). The cash portion of the purchase price paid by Spring Lane to the Company was approximately $5.8 million, which represented the purchase price of $7.5 million less the Company’s pro rata share of certain contributions funded entirely by Spring Lane in the earlier portion of this series of transactions occurring during February 2023 and March 2023. As a further part of these transactions, the parties agreed that from January 1, 2023 onwards, the Company would bear only 14.6% of the costs relating to the construction and operation of the Dorothy Phase 1A Facility, compared to its 67.8% share until that time, including during the calendar year 2022. After Spring Lane Capital realizes an 16% Internal Rate of Return hurdle on its investments, the Company retains the right to 50% of the profits on Soluna DVSL ComputeCo. In connection with the Spring Lane transactions and agreements, Soluna DV Services, LLC. will be providing the operations and maintenance services to Soluna DVSL ComputeCo, LLC. Soluna DV Services, LLC expects to receive a margin of 20% for services rendered on certain expenses.

Concurrently with the Sale, the Company, Spring Lane, Devco and the Project Company entered into (a) the Fourth Amended and Restated Limited Liability Company Agreement of the Project Company, dated as of March 10, 2023 (the “Fourth A&R LLCA”), an amendment and restatement of the Third Amended and Restated Limited Liability Company Agreement of the Project Company dated as of March 3, 2023, and (b) the Amended and Restated Contribution Agreement, dated as of March 10, 2023 (the “A&R Contribution Agreement”), an amendment and restatement of the Contribution Agreement dated as of August 5, 2022. The Fourth A&R LLCA provides for certain updates in respect of Spring Lane’s majority ownership. The A&R Contribution Agreement reflects updated pro rata member funding percentages as a result of the Sale as well as updated contribution caps for each of the Company and Spring Lane.

As of January 1, 2023, there were no changes in the Limited Liability Agreement of DVSL other than those related to incorporating the new investment and the purpose and design of DVSL has not changed. The Company evaluated the concepts under ASC 810 for DVSL after the change in membership interest, concluding that this resulted in the Project Company not being structured with non-substantive voting rights, as the noncontrolling shareholders have disproportionately fewer voting rights but the activities are not conducted on their behalf. This, in conjunction with there being sufficient equity at risk to finance its activities and the equity holders as a group having the characteristics of a controlling financial interest in DVSL, results in DVSL not meeting the definition of a VIE. The Company’s consolidation model is based on the concept of power. Given the Company’s Class A membership interest, the Company has the ability to control the significant decisions made in the ordinary course of the business of DVSL. The non-controlling shareholders do not hold substantive participating rights, voting rights or liquidation rights. This results in the Project Company being a voting interest entity (“VOE”), therefore allowing the Company to continue to consolidate.

The carrying amount of the assets and liabilities was as follows for DVSL:

(Dollars in thousands)	September 30, 2024	December 31, 2023

Current assets:
Cash and restricted cash	$3,693	$2,275
Accounts receivable, net (allowance for expected credit losses $367 and $0 as of September 30, 2024 and December 31, 2023)	751	1,201
Other receivable, related party	397	185
Prepaids and other current assets	45	-
Total current assets	4,886	3,661

Other assets- long term, related party	2,452	2,172
Operating lease right-of-use assets	85	90
Property, plant, and equipment	12,970	13,712
Total assets	$20,393	$19,635

Current liabilities:
Due to intercompany	$20	$-
Accrued expense	1,509	677
Customer deposits-current	1,410	-
Operating lease liability	7	7
Total current liabilities	2,946	684
Operating lease liability	78	83
Customer deposits- long term	-	1,190
Other liabilities, related party	224	224

Total liabilities	$3,248	$2,181

Effective, January 1, 2023, the Company’s ownership in DVSL was reduced from 67.8% to 14.6%; see above for details.

On May 9, 2023, the Company’s indirect subsidiary DVCC completed a strategic partnership and financing with a special purpose vehicle, Navitas West Texas Investments SPV, LLC, (“Navitas”) organized by Navitas Global, to complete the second phase of the Dorothy Project (“Dorothy 1B”). Under a Contribution Agreement among the parties, the Company owned a substantially complete 25MW data center under construction, in which the Company had contributed capital expenditures for the data center. Soluna and Navitas amended and restated the Initial LLCA (the “Existing LLCA”) to reflect Navitas’ contribution of $4.5 million and its receipt of 4,500 Membership Interests, constituting 26.5% of the outstanding Membership Interests of the Company. On June 2, 2023, Soluna and Navitas amended and restated the Existing LLCA to (a) reflect (i) Navitas’s additional capital contribution of approximately $7.6 million and receipt of an additional 7,597 Membership Interests, for a total of 12,097 Membership Interests and 49% ownership of DVCC, and (ii) Soluna’s additional capital contribution of $1.34 million and receipt of an additional 1,340 Membership Interests, for a total of 12,590 Membership Interests and 51% ownership of DVCC, and (b) describe the respective rights and obligations of the Members and the management of DVCC. As of September 30, 2024, Navitas owns 49% and Soluna owns 51% of DVCC.

The Company evaluated this legal entity under ASC 810, Consolidations and determined that DVCC is a VIE that should be consolidated into the Company, with a non-controlling interest recorded to account for Navita’s equity ownership of the Company. The Company has a variable interest in DVCC. The entity was designed by the Company to create an entity for outside investors to invest in specific projects. The creation of this entity resulted in the Company, through its equity interest in DVCC, absorbing operational risk that the entity was created to create and distribute, resulting in the Company having a variable interest in DVCC.

DVCC is a VIE of the Company due to DVCC being structured with non-substantive voting rights. This is due to the following two factors being met as outlined in ASC 810-10-15-14 that require the VIE model to be followed.

a.	The voting rights of the Company are not proportional to their obligation to absorb the expected losses of the legal entity. The Company gave Navitas veto rights over significant decisions, which results in Soluna having fewer voting rights relative to their obligation to absorb the expected losses of the legal entity.

b.	Substantially all of DVCC’s activities are conducted on behalf of the Company, which has disproportionally fewer voting rights.

Also, the Company is the primary beneficiary due to having the power to direct the activities of DVCC that most significantly impact the performance of DVCC due to its role as the manager handling the day-to-day activities of DVCC as well as majority ownership and the obligation to absorb losses or gains of DVCC that could be significant to the Company.

Accordingly, the accounts of DVCC are consolidated in the accompanying financial statements.

The carrying amount of the VIE’s assets and liabilities was as follows for DVCC:

(Dollars in thousands)	September 30, 2024	December 31, 2023

Current assets:
Cash and restricted cash	$1,841	$2,575
Accounts receivable	31	217
Prepaids and other current assets	63	-
Other receivable, related party	449	476
Total current assets	2,384	3,268

Other assets- long term, related party	2,452	2,172
Operating lease right-of-use assets	85	90
Property, plant, and equipment, net	18,735	22,188
Total assets	$23,656	$27,718

Current liabilities:
Due to intercompany	$1,107	$1,259
Accrued expense	1,359	2,213
Operating lease liability	7	7
Current portion of debt	291	1,682
Total current liabilities	2,764	5,161

Operating lease liability	78	83
Total liabilities	$2,842	$5,244

On July 22, 2024 (the “Effective Date”), Soluna Holdings, Inc. (the “Company”) closed financing for the Dorothy 2 project. This project involves Soluna Digital, Inc. (the “Developer”) and Soluna DVSL II ComputeCo, LLC (the “ComputeCo”), a special purpose vehicle initially owned solely by the Developer. They are collaborating on the development, design, procurement, and construction of a 48 MW modular data center (the “Project Dorothy 2”) in Briscoe County, TX. This facility, located in Silverton, Texas, is owned by ComputeCo and operated by Soluna US Services, LLC, and may engage in cryptocurrency, batch processing, and other non-crypto related activities. It is adjacent to two other Company modular data center projects at the same site.

Project Dorothy 2 is financed by Soluna2 SLC Fund II Project Holdco LLC, an investment vehicle of Spring Lane Capital (“SLC”) with a capital contribution of up to $29.98 million, and the Developer, as the parent company of ComputeCo, with an initial capital contribution of up to $4.6 million. As of the Effective Date, the Company and the Developer became co-owners of ComputeCo.

Project Dorothy 2 allows the Developer to invest in ComputeCo, with the total ownership of the Developer and its affiliates capped at 49% of the Class B Membership Interests. This investment can occur within 30 days after the Effective Date (treated equally to the initial Investor), from day 31 to 180 days after the Effective Date (subject to a purchase price formula with a 20% discount rate), or after 180 days with the initial Investor’s approval.

On May 16, 2024, the Company secured $1.0 million in financing from SLC for equipment and machinery for Project Dorothy 2 through an Equipment Loan Agreement (the “ELA”) between SDI SL Borrowing - 1, LLC (the “Borrower”) and SLC. On that date, SLC lent the Borrower $720,000 to purchase medium voltage cables and low voltage switchboards. This debt was later assigned to ComputeCo on the Effective Date. Subsequently, the Borrowing amount in full by issuing the Investor Class B Membership Interests in the Dorothy 2 project valued at three times the borrowing amount (i.e., $2.16 million).

The Company evaluated this legal entity under ASC 810, Consolidations and determined that this is not a VIE. This entity is a VOE primarily due to there being sufficient equity at risk to finance its activities, the equity holders as a group having the characteristics of a controlling financial interest and the entity is not structured with non-substantive voting rights. The Company’s consolidation model is based on the concept of power. Given the Company’s Class A membership interest, the Company has the ability to control the significant decisions made in the ordinary course of the business of ComputeCo. Even though SLC has a majority of the Class B membership, the Company holds all the Class A membership, which gives them the ability to control the significant decisions made in the ordinary course of business. The non-controlling shareholders do not hold substantive participating rights, voting rights or liquidation rights. As of September 30, 2024, SLC owns 72% and SDI owns 28% of ComputeCo.

The carrying amount of the assets and liabilities was as follows for ComputeCo:

(Dollars in thousands)	September 30, 2024

Current assets:
Cash and restricted cash	$290
Accounts receivable, intercompany	2,855
Other receivable, related party	1,378
Total current assets	4,523

Other assets- long term, related party	4,028
Total assets	$8,551

Current liabilities:
Accounts payable, trade	$28
Accounts payable, related party	738
Due to intercompany	3
Total current liabilities	769
Total liabilities	$769

18. VARIABLE INTEREST ENTITY

On January 26, 2022, DVSL was created in order to construct, own, operate and maintain variable data centers in order to support the mining of cryptocurrency assets, batch processing and other non-crypto related activities (collectively, the “Project”). On May 3, 2022, SCI entered into a Bilateral Master Contribution Agreement (the “Bilateral Contribution Agreement”) with Spring Lane Capital, pursuant to which Spring Lane agreed, pursuant to the terms and conditions of such agreement, to make one or more capital contributions to, and in exchange for equity in, SCI or one of its subsidiaries up to an aggregate amount of $35 million to fund certain projects to develop green data centers co-located with renewable energy assets (the “Spring Lane Commitment”). We anticipate that these capital contributions, once deployed into the projects, will help develop up to three behind-the-meter (BTM) projects designed to convert wasted renewable energy into clean computing services such as Bitcoin mining and artificial intelligence. The Bilateral Contribution Agreement outlines the framework for the Spring Lane Commitment; however, neither we nor Spring Lane are obligated to complete any projects under such agreement and any actual capital contributions are subject to various conditions precedent, including the receipt of requisite lender and other consents, acceptance by Spring Lane of specific projects and negotiations of agreements regarding those projects, including milestones and structure. In partial consideration of the amendment to the October Secured Notes discussed above, the investors agreed to release certain collateral covered by their security agreement to permit the Company to proceed forward with the initial phase of Project Dorothy, which we expect to be partially funded by Spring Lane, which the Company expects to complete in the near future.

On August 5, 2022, the Company entered into a Contribution Agreement (the “Dorothy Contribution Agreement”) with Spring Lane, Soluna DV Devco, LLC (“Devco”), an indirect wholly-owned subsidiary of SCI, and DVSL an entity formed in order to further the Company’s development for Project Dorothy, (each, a “Party” and, together, the “Parties”). Pursuant to the Dorothy Contribution Agreement, the Company committed to a capital contribution of up to approximately $26.3 million to DVSL (the “Company Commitment”), and on August 5, 2022, the Company was deemed to have contributed approximately $8.1 million, through payment of capital expenditures and development costs made on behalf of DVSL by the Company prior to August 5, 2022. Further under the Agreement, Spring Lane committed to a capital contribution of up to $12.5 million to DVSL (the “Spring Lane Dorothy Commitment”), and as of December 31, 2022, Spring Lane had actually contributed approximately $4.8 million. Under the Dorothy Contribution Agreement, the Company and Spring Lane have committed to make subsequent contributions, up to their respective Company Commitment and Spring Lane Dorothy Commitment amounts, on a pro rata basis, upon receipt of a contribution request from DVSL, as set forth in the Dorothy Contribution Agreement and subject to the satisfaction of certain conditions described therein. The proceeds of any subsequent commitments will be applied to pay project costs in accordance with the project budget.

In exchange for their contributions, the Company and Spring Lane were issued 67.8% and 32.2% of the Class B Membership Interests in DVSL, respectively, and were admitted as Class B members of DVSL. Further pursuant to the Agreement, DVSL issued 100% of its Class A Membership Interests to Devco. The Dorothy Contribution Agreement contains customary indemnification provisions, liquidation provisions and governance provisions with respect to DVSL. The Parties also entered into an Amended and Restated Limited Liability Company Agreement of DVSL providing for the governance of DVSL.

Soluna evaluated this legal entity under ASC 810, Consolidations and determined that DVSL is a variable interest entity that should be consolidated into Soluna, with a non-controlling interest recorded to account for Spring Lane’s equity ownership of the Company. Soluna has a variable interest in DVSL. The entity was designed by Soluna to create an entity for outside investors to invest in specific projects. The creation of this entity resulted in Soluna, through its equity interest in DVSL, absorbing operational risk that the entity was created to create and distribute, resulting in Soluna having a variable interest in DVSL.

On March 10, 2023, the Company along with Devco, and Soluna DVSL ComputeCo, LLC, a Delaware limited liability company (the “Project Company”) entered into a Purchase and Sale Agreement (the “Purchase and Sale Agreement”) with Soluna SLC Fund I Projects Holdco, LLC, a Delaware limited liability company (“Spring Lane”) that is wholly owned indirectly by Spring Lane Management LLC. The Project Company is constructing a modular data center with a peak demand of 25 megawatts (the “Dorothy Phase 1A Facility”).

Under a series of transactions in February 2023 and March 2023, culminating in the March 10, 2023 Purchase and Sale Agreement, the Company sold to Spring Lane certain Class B Membership Interests for a purchase price of $7,500,000 (the “Sale”). After giving effect to the Sale, the Company owned 6,790,537 Class B Membership Interests (constituting 14.6% of the Class B Membership Interests) and Spring Lane owns 39,791,988 Class B Membership Interests (constituting 85.4% of the Class B Membership Interests). The cash portion of the purchase price paid by Spring Lane to the Company was $5,770,065, which represented the purchase price of $7,500,000 less the Company’s pro rata share of certain contributions funded entirely by Spring Lane in the earlier portion of this series of transactions occurring during February 2023 and March 2023. As a further part of these transactions, the parties agreed that from January 1, 2023 onwards, Soluna would bear only 14.6% of the costs relating to the construction and operation of the Dorothy Phase 1A Facility, compared to its 67.8% share until that time, including during the calendar year 2022. After Spring Lane Capital realizes an 18% Internal Rate of Return hurdle on its investments, the Company retains the right to 50% of the profits on Soluna DVSL ComputeCo. In connection with the Spring Lane transactions and agreements, Soluna DV Services, LLC. will be providing the operations and maintenance services to Soluna DVSL ComputeCo, LLC. Soluna DV Services, LLC expects to receive a margin of 20% for services rendered.

Concurrently with the Sale, the Company, Spring Lane, Devco and the Project Company entered into (a) the Fourth Amended and Restated Limited Liability Company Agreement of the Project Company, dated as of March 10, 2023 (the “Fourth A&R LLCA”), an amendment and restatement of the Third Amended and Restated Limited Liability Company Agreement of the Project Company dated as of March 3, 2023, and (b) the Amended and Restated Contribution Agreement, dated as of March 10, 2023 (the “A&R Contribution Agreement”), an amendment and restatement of the Contribution Agreement dated as of August 5, 2022. The Fourth A&R LLCA provides for certain updates in respect of Spring Lane’s majority ownership. The A&R Contribution Agreement reflects updated pro rata member funding percentages as a result of the Sale as well as updated contribution caps for each of the Company and Spring Lane.

As of January 1, 2023, there were no changes in the Limited Liability Agreement of the Company other than those related to incorporating the new investment and the purpose and design of the Company has not changed. The Company evaluated the power and benefits concepts under ASC 810 to determine whether the change in investment of Class B memberships would change the consolidation of the DVSL, and the Company concluded that, after the additional investment by Spring Lane, Soluna continues to have a controlling financial interest in DVSL. In addition, the Company continues to have the power and benefits associated with DVSL and therefore will continue to consolidate.

The carrying amount of the VIE’s assets and liabilities was as follows:

(Dollars in thousands)	December 31, 2023	December 31, 2022

Current assets:
Cash and restricted cash	$2,275	$15
Accounts receivable	1,246	-

Other receivable- current	-	247
Due from- intercompany	235	-
Total current assets	3,756	262

Other assets- long term	2,172	-
Property, plant, and equipment	13,712	13,673
Total assets	$19,640	$13,935

Current liabilities:
Due from – intercompany	$-	$241
Accounts payable	95	-
Accrued expense	677	-

Total current liabilities	772	241

Customer deposits- long term	1,190	-
Other long-term liabilities	224	-

Total liabilities	$2,186	$241

Effective, January 1, 2023, the Company’s ownership in DVSL was reduced from 67.8% to 14.6%; see above for details.

On May 9, 2023, the Company’s indirect subsidiary DVCC completed a strategic partnership and financing with a special purpose vehicle, Navitas West Texas Investments SPV, LLC, (“Navitas”) organized by Navitas Global, to complete the second phase of the Dorothy Project (“Dorothy 1B”). Under a Contribution Agreement among the parties, the Company owned a substantially complete 25MW data center under construction, in which the Company had contributed capital expenditures for the data center. Soluna and Navitas amended and restated the Initial LLCA (the “Existing LLCA”) to reflect Navitas’ contribution of $4,500,000 and its receipt of 4,500 Membership Interests, constituting 26.5% of the outstanding Membership Interests of the Company. On June 2, 2023, Soluna and Navitas amended and restated the Existing LLCA to (a) reflect (i) Navitas’s additional capital contribution of $7,596,970 and receipt of an additional 7,597 Membership Interests, for a total of 12,097 Membership Interests and 49% ownership of the Company, and (ii) Soluna’s additional capital contribution of $1,340,000 and receipt of an additional 1,340 Membership Interests, for a total of 12,590 Membership Interests and 51% ownership of the Company, and (b) describe the respective rights and obligations of the Members and the management of the Company.

Soluna evaluated this legal entity under ASC 810, Consolidations and determined that DVCC is a variable interest entity that should be consolidated into Soluna, with a non-controlling interest recorded to account for Navita’s equity ownership of the Company. Soluna has a variable interest in DVCC. The entity was designed by Soluna to create an entity for outside investors to invest in specific projects. The creation of this entity resulted in Soluna, through its equity interest in DVCC, absorbing operational risk that the entity was created to create and distribute, resulting in Soluna having a variable interest in DVCC.

DVCC is a variable interest entity of Soluna due to DVCC being structured with non-substantive voting rights. This is due to two factors being met as outlined in ASC 810-10-15-14 that require the Variable Interest Entity model to be followed.

a.	The voting rights of Soluna are not proportional to their obligation to absorb the expected losses of the legal entity. Soluna gave Navitas veto rights over significant decisions, which results in Soluna having fewer voting rights than their obligation to absorb the expected losses of the legal entity.

b.	Substantially all of DVCC’s activities are conducted on behalf of Soluna, who has disproportionally fewer voting rights.

Also, Soluna is the primary beneficiary due to having the power to direct the activities of DVCC that most significantly impact the performance of the Company due to its role as the manager handling the day-to-day activities of DVCC as well as majority ownership of and has the obligation to absorb losses or gains of DVCC that could be significant to Soluna.

Accordingly, the accounts of DVCC are consolidated in the accompanying financial statements.

The carrying amount of the VIE’s assets and liabilities was as follows for DVCC:

(Dollars in thousands)	December 31, 2023	December 31, 2022

Current assets:
Cash and restricted cash	$2,575	$-
Accounts receivable	254	-
Related party receivable- intercompany	577	-
Total current assets	3,406	-

Other assets- long term	2,172	-
Property, plant, and equipment	22,188	-
Total assets	$27,766	$-

Current liabilities:
Accounts payable	$138	$-
Accrued expense	2,214	-
Due to intercompany	151
Related party payable- intercompany	1,108	-
Current portion of debt	1,681	-
Total current liabilities	5,292	-

Total liabilities	$5,292	$-